Federated Hermes Prudent Bear Fund
Portfolio of Investments
December 31, 2022 (unaudited)
Shares, Principal Amount or Contracts			Value
		U.S. TREASURY—22.1%
		U.S. Treasury Bills—22.1%
$130,000,000	[1,2]	United States Treasury Bill, 4.426%, 5/18/2023 (IDENTIFIED COST $127,810,160)	$127,799,242
		COMMON STOCKS—8.3%
		Communication Services—0.5%
10,000	[3]	Alphabet, Inc., Class A	882,300
8,000	[3]	Meta Platforms, Inc.	962,720
15,000		Verizon Communications, Inc.	591,000
10,000	[3]	ZoomInfo Technologies, Inc.	301,100
		TOTAL	2,737,120
		Consumer Discretionary—0.6%
7,000	[3]	Airbnb, Inc.	598,500
70,414	[3]	Brilliant Earth Group, Inc.	303,484
200,000		Dr. Martens PLC	462,222
10,000		eBay, Inc.	414,700
8,000	[3]	Expedia Group, Inc.	700,800
20,000	[3]	Mister Car Wash, Inc.	184,600
200,000	[3]	Moonpig Group PLC	267,404
5,000	[3]	Tesla, Inc.	615,900
		TOTAL	3,547,610
		Consumer Staples—0.9%
30,000		Albertsons Cos., Inc.	622,200
20,000		Altria Group, Inc.	914,200
15,000	[3]	Bellring Brands, Inc.	384,600
30,000	[3]	Hain Celestial Group, Inc.	485,400
4,000		Kimberly-Clark Corp.	543,000
11,000		Kroger Co.	490,380
10,000		Philip Morris International, Inc.	1,012,100
60,000	[3]	RLX Technology, Inc., ADR	138,000
4,000		WalMart, Inc.	567,160
		TOTAL	5,157,040
		Energy—0.4%
10,000		Coterra Energy, Inc., Class A	245,700
6,000		Devon Energy Corp.	369,060
10,000		HighPeak Energy, Inc.	228,700
300,000	[3]	Ithaca Energy PLC	663,351
2,000		Pioneer Natural Resources, Inc.	456,780
25,000	[3]	ProFrac Holding Corp.	630,000
		TOTAL	2,593,591
		Financials—1.0%
4,500		Aflac, Inc.	323,730
10,000		Ally Financial, Inc.	244,500
12,000		Bank of America Corp.	397,440
2,800		Chubb Ltd.	617,680
12,000		Citigroup, Inc.	542,760
33,334		Corebridge Financial, Inc.	668,680

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
5,000		Hartford Financial Services Group, Inc.	$ 379,150
100,000	[3]	Oportun Financial Corp.	551,000
20,000		Patria Investments Ltd.	278,600
3,500		PNC Financial Services Group	552,790
40,000		Vinci Partners Investments Ltd.	361,600
4,800		VOYA Financial, Inc.	295,152
13,000		Wells Fargo & Co.	536,770
		TOTAL	5,749,852
		Health Care—1.7%
50,000	[3]	AbCellera Biologics, Inc.	506,500
30,000	[3]	Alector, Inc.	276,900
24,000	[3]	Arcutis Biotherapeutics, Inc.	355,200
8,000		Bristol-Myers Squibb Co.	575,600
6,000	[3]	Centene Corp.	492,060
3,086	[3]	CVRx, Inc.	56,628
6,000		CVS Health Corp.	559,140
20,000	[3]	Decibel Therapeutics, Inc.	41,000
140,000	[3]	Dialogue Health Technologies, Inc.	239,882
25,000	[3]	Dynavax Technologies Corp.	266,000
1,000		Elevance Health, Inc.	512,970
60,000	[3]	Freeline Therapeutics Holdings PLC, ADR	29,874
100,000	[3]	Fusion Pharmaceuticals, Inc.	315,000
100,000	[3]	Galecto, Inc.	115,000
3,000		Gilead Sciences, Inc.	257,550
7,500	[3]	Hologic, Inc.	561,075
4,000	[3]	Inmode Ltd.	142,800
10,000	[3]	Mirum Pharmaceuticals, Inc.	195,000
2,600	[3]	Moderna, Inc.	467,012
14,000	[3]	Outset Medical, Inc.	361,480
34,000	[3]	Pulmonx Corp.	286,620
600	[3]	Regeneron Pharmaceuticals, Inc.	432,894
80,000	[3]	Reneo Pharmaceuticals, Inc.	186,400
12,000		Royalty Pharma PLC	474,240
24,000	[3]	Schrodinger, Inc.	448,560
26,000	[3]	Sight Sciences, Inc.	317,460
150,000	[3]	Sonendo, Inc.	424,500
100,000	[3]	SOPHiA GENETICS SA	206,000
88,400	[3]	TMS Co., Ltd.	417,617
900		UnitedHealth Group, Inc.	477,162
		TOTAL	9,998,124
		Industrials—0.6%
150,000	[3]	Berkshire Grey, Inc.	90,585
62,371	[3]	Byrna Technologies, Inc.	488,989
6,000		Science Applications International Corp.	665,580
46,200	[3]	Skymark Airlines, Inc.	506,214
15,000	[3]	Southwest Airlines Co.	505,050
3,000		United Parcel Service, Inc.	521,520
3,000		Waste Management, Inc.	470,640
		TOTAL	3,248,578

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—1.3%
1,500	[3]	Adobe, Inc.	$ 504,795
6,000	[3]	Akamai Technologies, Inc.	505,800
100,000	[3]	Arteris, Inc.	430,000
2,500	[3]	Check Point Software Technologies Ltd.	315,400
70,000	[3]	Cint Group AB	279,816
14,000		Cisco Systems, Inc.	666,960
131,500	[3]	Copperleaf Technologies, Inc.	557,467
20,000	[3]	Credo Technology Group Holding Ltd.	266,200
20,000	[3]	Duck Creek Technologies LLC	241,000
30,000	[3]	Expensify, Inc.	264,900
6,000	[3]	GoDaddy, Inc.	448,920
120,000	[3]	LifeSpeak, Inc.	84,195
3,000		Microsoft Corp.	719,460
25,000	[3]	nLight, Inc.	253,500
16,000	[3,4]	Nuvei Corp.	406,560
4,000	[3]	Salesforce, Inc.	530,360
32,000	[3]	SkyWater Technology, Inc.	227,520
3,500	[3]	Splunk, Inc.	301,315
85,000		Telefonaktiebolaget LM Ericsson, ADR	496,400
		TOTAL	7,500,568
		Materials—0.5%
5,000		CF Industries Holdings, Inc.	426,000
2,000		Eagle Materials, Inc.	265,700
85,207	[3]	Gatos Silver, Inc.	348,497
20,000	[3]	Ivanhoe Electric, Inc.	243,000
5,000		Olin Corp.	264,700
80,000	[3]	Sprott Physical Gold Trust	1,128,000
20,000	[3]	Sprott Physical Silver Trust	164,800
		TOTAL	2,840,697
		Real Estate—0.2%
4,000		Crown Castle International Corp.	542,560
12,000		National Retail Properties, Inc.	549,120
1,200		Public Storage	336,228
		TOTAL	1,427,908
		Utilities—0.6%
8,000		American Electric Power Co., Inc.	759,600
14,000		FirstEnergy Corp.	587,160
25,000		PPL Corp.	730,500
20,000		UGI Corp.	741,400
24,000		Vistra Corp.	556,800
		TOTAL	3,375,460
		TOTAL COMMON STOCKS (IDENTIFIED COST $50,394,213)	48,176,548
		PREFERRED STOCK—0.1%
		Consumer Discretionary—0.1%
4,000		Dr. Ing. h.c. F. Porsche Aktiengesellschaft (IDENTIFIED COST $323,450)	405,825
		PURCHASED PUT OPTIONS—0.1%
1,000	[3]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $38,243,000, Exercise Price $370, Expiration Date 1/11/2023	144,038

Shares, Principal Amount or Contracts			Value
		PURCHASED PUT OPTIONS—continued
1,000	[3]	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $38,243,000, Exercise Price $380, Expiration Date 1/5/2023	$ 201,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $399,536)	345,038
		INVESTMENT COMPANY—67.0%
386,382,104		Federated Hermes Government Obligations Fund, Premier Shares, 4.15%[5] (IDENTIFIED COST $386,382,104)	$386,382,104
		TOTAL INVESTMENT IN SECURITIES—97.6% (IDENTIFIED COST $565,309,463)	563,108,757
		OTHER ASSETS AND LIABILITIES - NET—2.4%[6]	13,670,741
		TOTAL NET ASSETS—100%	$576,779,498
SECURITIES SOLD SHORT—(63.8)%
Shares			Value
		Broad Equity Index—(58.5)%
23,000	[3]	ARK Fintech Innovation ETF	$ 328,210
37,000		iShares FTSE/Xinhua China 25	1,047,100
91,000		iShares MSCI Emerging Markets ETF	3,448,900
87,000		iShares MSCI United Kingdom	2,667,420
44,300		iShares Russell 2000 ETF	7,724,148
835,000		S&P Depositary Receipts Trust	319,329,050
48,000		Vanguard European ETF	2,661,120
		TOTAL	337,205,948
		Communication Services—(0.2)%
1,000	[3]	Netflix, Inc.	294,880
13,100		Paramount Global, Class B	221,128
2,100	[3]	Take-Two Interactive Software, Inc.	218,673
3,000		Walt Disney Co.	260,640
3,400		World Wrestling Entertainment, Inc.	232,968
		TOTAL	1,228,289
		Consumer Discretionary—(0.6)%
2,000	[3]	Burlington Stores, Inc.	405,520
3,700	[3]	CarMax, Inc.	225,293
5,000	[3]	Floor & Decor Holdings, Inc.	348,150
28,000		Gap (The), Inc.	315,840
1,500		Lithia Motors, Inc.	307,110
24,000		Newell Brands, Inc.	313,920
3,000		Nike, Inc., Class B	351,030
1,300		Pool Corp.	393,029
10,000	[3]	Rivian Automotive, Inc.	184,300
6,000	[3]	Royal Caribbean Cruises, Ltd.	296,580
2,000		Target Corp.	298,080
10,000		V.F. Corp.	276,100
		TOTAL	3,714,952
		Consumer Staples—(0.4)%
20,000		Flowers Foods, Inc.	574,800
2,500		Ingredion, Inc.	244,825
6,400		McCormick & Co., Inc.	530,496
3,000		Spectrum Brands Holdings, Inc.	182,760
13,000		Walgreens Boots Alliance, Inc.	485,680
		TOTAL	2,018,561

Shares			Value
		Energy—(0.2)%
8,000		Enviva, Inc.	$ 423,760
11,000		Halliburton Co.	432,850
7,000		Schlumberger Ltd.	374,220
		TOTAL	1,230,830
		Financials—(0.8)%
24,000		AGNC Investment Corp.	248,400
8,000		Apollo Global Management, Inc.	510,320
42,000		Blue Owl Capital, Inc.	445,200
1,000		Cboe Global Markets, Inc.	125,470
3,000		Cincinnati Financial Corp.	307,170
5,000		Citizens Financial Group, Inc.	196,850
4,000	[3]	Coinbase Global, Inc.	141,560
1,000		Everest Re Group Ltd.	331,270
2,000		First Republic Bank	243,780
20,000		Invesco Ltd.	359,800
9,000		KKR & Co., Inc., Class Common	417,780
3,000		Prudential Financial, Inc.	298,380
1,000	[3]	SVB Financial Group	230,140
4,000		Tradeweb Markets, Inc.	259,720
5,000		Truist Financial Corp.	215,150
		TOTAL	4,330,990
		Health Care—(0.6)%
12,000	[3]	agilon health, Inc.	193,680
9,000	[3]	ARK Innovation ETF	281,160
1,200		Becton Dickinson & Co.	305,160
7,000	[3]	Boston Scientific Corp.	323,890
10,000		Dentsply Sirona, Inc.	318,400
8,000	[3]	Exact Sciences Corp.	396,080
800	[3]	IDEXX Laboratories, Inc.	326,368
1,300	[3]	Illumina, Inc.	262,860
9,000	[3]	Oak Street Health, Inc.	193,590
1,400	[3]	Repligen Corp.	237,034
2,000	[3]	SPDR S&P Biotech ETF	166,000
1,600		STERIS PLC	295,504
1,200		Stryker Corp.	293,388
		TOTAL	3,593,114
		Industrials—(0.7)%
35,000		Dun & Bradstreet Holdings, Inc.	429,100
2,200		Eaton Corp. PLC	345,290
2,000		Equifax, Inc.	388,720
5,000		Graco, Inc.	336,300
10,000		Pentair PLC	449,800
2,000		Regal Rexnord Corp.	239,960
3,000	[3]	Siteone Landscape Supply, Inc.	351,960
4,000		Stanley Black & Decker, Inc.	300,480
14,000	[3]	SunRun, Inc.	336,280
6,000		TransUnion	340,500
28,000		Vertiv Holdings Co.	382,480
		TOTAL	3,900,870
		Information Technology—(0.9)%
3,000	[3]	Arista Networks, Inc.	364,050
4,000	[3]	Ceridian HCM Holding, Inc.	256,600
7,500	[3]	Ciena Corp.	382,350

Shares			Value
		Information Technology—continued
4,000	[3]	CloudFlare, Inc.	$ 180,840
5,000	[3]	Coherent Corp.	175,500
7,800	[3]	Confluent, Inc.	173,472
4,000		Entegris, Inc.	262,360
2,400	[3]	First Solar, Inc.	359,496
1,500		Global Payments, Inc.	148,980
5,700	[3]	Guidewire Software, Inc.	356,592
1,000		Henry Jack & Associates, Inc.	175,560
6,000		Intel Corp.	158,580
4,600		Marvell Technology, Inc.	170,384
2,800		MKS Instruments, Inc.	237,244
5,200		National Instruments Corp.	191,880
6,400	[3]	nCino, Inc.	169,216
4,000		Oracle Corp.	326,960
1,800		Paychex, Inc.	208,008
1,350	[3]	Paylocity Corp.	262,251
10,000	[3]	SentinelOne, Inc.	145,900
500	[3]	Teledyne Technologies, Inc.	199,955
1,000	[3]	Tyler Technologies, Inc.	322,410
2,800	[3]	Wolfspeed, Inc.	193,312
		TOTAL	5,421,900
		Materials—(0.3)%
6,000		Ball Corp.	306,840
4,000		International Flavors & Fragrances, Inc.	419,360
10,000		International Paper Co.	346,300
4,000		RPM International, Inc.	389,800
8,000		Scotts Miracle-Gro Co.	388,720
		TOTAL	1,851,020
		Real Estate—(0.3)%
2,000		Alexandria Real Estate Equities, Inc.	291,340
3,000		Digital Realty Trust, Inc.	300,810
15,000		Healthcare Realty Trust, Inc.	289,050
6,000		Realty Income Corp.	380,580
6,500		Rexford Industrial Realty, Inc.	355,160
5,000		Welltower, Inc.	327,750
		TOTAL	1,944,690
		Utilities—(0.3)%
3,500		Atmos Energy Corp.	392,245
14,000		Brookfield Renewable Corp.	385,560
14,000		CenterPoint Energy, Inc.	419,860
5,000		Dominion Energy, Inc.	306,600
		TOTAL	1,504,265
		Total Securities Sold Short (PROCEEDS $344,994,371)	$367,945,429
At December 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
S&P 500 E-Mini Index	1,310	$252,895,500	March 2023	$8,622,692
The average notional value of short futures contracts held by the Fund throughout the period was $164,643,781. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

The average market value of purchased put options held by the Fund throughout the period was $433,510. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended December 31, 2022, were as follows:
Affiliated	Value as of 9/30/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 12/31/2022	Shares Held as of 12/31/2022	Dividend Income*
Health Care:
Alector, Inc.	$—	$278,915	$—	$(2,015)	$—	$276,900	30,000	$—
Dynavax Technologies Corp.	$—	$273,420	$—	$(7,420)	$—	$266,000	25,000	$—
Fusion Pharmaceuticals, Inc.	$150,500	$116,654	$—	$47,846	$—	$315,000	100,000	$—
Affiliated Issuers no longer in the portfolio at period end	$270,400	$—	$(522,060)	$(115,327)	$366,987	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$420,900	$668,989	$(522,060)	$(76,916)	$366,987	$857,900	155,000	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2022	$351,982,816
Purchases at Cost	$447,261,069
Proceeds from Sales	$(412,861,781)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2022	$386,382,104
Shares Held as of 12/31/2022	386,382,104
Dividend Income	$—
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At December 31, 2022, GOF represents 67.0% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of GOF. A copy of GOF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
2	Discount rate(s) at time of purchase.
3	Non-income-producing security.
4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2022, these restricted securities amounted to $406,560, which represented 0.1% of total net assets.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2022.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures, for the fund or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$127,799,242	$—	$127,799,242
Purchased Put Options	345,038	—	—	345,038
Equity Securities:
Common Stocks
Domestic	38,850,726	—	—	38,850,726
International	8,316,380	1,009,442	—	9,325,822
Preferred Stock
International	—	405,825	—	405,825
Investment Company	386,382,104	—	—	386,382,104
TOTAL SECURITIES	$433,894,248	$129,214,509	$—	$563,108,757
Other Financial Instruments:
Assets
Futures Contracts	$8,622,692	$—	$—	$8,622,692
Liabilities
Securities Sold Short	(367,945,429)	—	—	(367,945,429)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(359,322,737)	$—	$—	$(359,322,737)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
PLC	—Public Limited Company
SPDR	—Standard & Poor’s Depositary Receipt